Total
U.S. Government Money Market Portfolio Class A [Member] | U.S. Government Money Market Portfolio
PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Investment Objective:
The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 10 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	U.S. Government Money Market Portfolio Class A [Member] U.S. Government Money Market Portfolio Class A USD ($)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Money Market Portfolio Class A [Member] U.S. Government Money Market Portfolio Class A
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.765%	[1]
Acquired Fund Fees and Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.82%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio Class A [Member] | U.S. Government Money Market Portfolio | Class A | USD ($)	748	1,114	1,503	2,589

Principal Investment Strategies:

The Portfolio is a “fund of funds.”

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Manager seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

• U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

• Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

• Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

• Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Portfolio.

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a "government money market fund," which allows the Portfolio to continue to seek a stable net asset value ("NAV"). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns or minimize the volatility of the Portfolio’s net asset value per share. The Manager has agreed to voluntarily reimburse expenses or waive fees of the Portfolio in an attempt to allow the Portfolio to avoid a negative yield. There is no guarantee that the Portfolio will be able to avoid a negative yield. The Manager may amend or discontinue this voluntary reimbursement and fee waiver at any time without advance notice.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investment in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio's investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.19% (quarter ended December 31, 2018) and the lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2017). For the period January 1, 2019 through September 30, 2019, the return for the Portfolio’s Class A shares was 0.53%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2018)
Average Annual Total Returns - U.S. Government Money Market Portfolio Class A [Member] - U.S. Government Money Market Portfolio	1 Year	5 Years	10 Years
Class A	(5.19%)	(1.05%)	(0.52%)
90 Day T-Bills	1.86%	0.60%	0.35%
Lipper U.S. Treasury Money Market Index	1.30%	0.36%	0.19%

U.S. Government Money Market Portfolio Class C [Member] | U.S. Government Money Market Portfolio
PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Investment Objective:
The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	U.S. Government Money Market Portfolio Class C [Member] U.S. Government Money Market Portfolio Class C USD ($)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	1.00%
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Money Market Portfolio Class C [Member] U.S. Government Money Market Portfolio Class C
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.735%	[1]
Acquired Fund Fees and Expenses	0.18%
Total Annual Portfolio Operating Expenses	2.39%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio Class C [Member] | U.S. Government Money Market Portfolio | Class C | USD ($)	336	740	1,270	2,722

IF YOU HELD YOUR SHARES
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio Class C [Member] | U.S. Government Money Market Portfolio | Class C | USD ($)	236	740	1,270	2,722

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Manager seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

• U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

• Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

• Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

• Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities. By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates.

While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Portfolio.

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a “government money market fund,” which allows the Portfolio to continue to seek a stable net asset value (“NAV”). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns or minimize the volatility of the Portfolio’s net asset value per share. The Manager has agreed to voluntarily reimburse expenses or waive fees of the Portfolio in an attempt to allow the Portfolio to avoid a negative yield. There is no guarantee that the Portfolio will be able to avoid a negative yield. The Manager may amend or discontinue this voluntary reimbursement and fee waiver at any time without advance notice.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investment in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio's investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.11% (quarter ended June 30, 2018) and the lowest return for a calendar quarter was 0.00% (quarter ended June 30, 2017). For the period January 1, 2019 through September 30, 2019, the return for the Portfolio's Class C shares was 0.12%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2018)
Average Annual Total Returns - U.S. Government Money Market Portfolio Class C [Member] - U.S. Government Money Market Portfolio	1 Year	5 Years	10 Years
Class C	(0.68%)	0.08%	0.04%
90 Day T-Bills	1.86%	0.60%	0.35%
Lipper U.S. Treasury Money Market Index	1.30%	0.36%	0.19%

U.S. Government Money Market Portfolio Class I [Member] | U.S. Government Money Market Portfolio
PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Investment Objective:
The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	U.S. Government Money Market Portfolio Class I [Member] U.S. Government Money Market Portfolio Class I USD ($)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Money Market Portfolio Class I [Member] U.S. Government Money Market Portfolio Class I
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.765%	[1]
Acquired Fund Fees and Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.42%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio Class I [Member] | U.S. Government Money Market Portfolio | Class I | USD ($)	145	449	776	1,702

Principal Investment Strategies:

The Portfolio is a “fund of funds.”

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Manager seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

• U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

• Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

• Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

• Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Portfolio.

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a "government money market fund," which allows the Portfolio to continue to seek a stable net asset value ("NAV"). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns or minimize the volatility of the Portfolio’s net asset value per share. The Manager has agreed to voluntarily reimburse expenses or waive fees of the Portfolio in an attempt to allow the Portfolio to avoid a negative yield. There is no guarantee that the Portfolio will be able to avoid a negative yield. The Manager may amend or discontinue this voluntary reimbursement and fee waiver at any time without advance notice.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investment in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio's investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quartervwas 0.29% (quarter ended December 31, 2018) and the lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2017).vFor the period January 1, 2019 through September 30, 2019, the return for the Portfolio's Class I shares was 0.81%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2018)
Average Annual Total Returns - U.S. Government Money Market Portfolio Class I [Member] - U.S. Government Money Market Portfolio	1 Year	5 Years	10 Years
Class I	0.62%	0.13%	0.07%
90 Day T-Bills	1.86%	0.60%	0.35%
Lipper U.S. Treasury Money Market Index	1.30%	0.36%	0.19%